Significant Accounting Policies (Effects of Adoption of ASU 2014-09 on Company's Financial Statements) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
Balance Sheet
Trade and unbilled receivables and contract assets, net	$ 2,519,562,000	$ 2,067,846,000
Other receivables and prepaid expenses	156,330,000	160,728,000
Inventories, net	1,316,688,000	1,219,920,000
Trade payables	1,007,237,000	926,338,000
Other payables and accrued expenses	1,218,273,000	1,052,080,000
Contract liabilities (customer advances)	1,169,232,000	786,411,000		$ 407,337
Other long-term liabilities and deferred tax liabilities	181,741,000	225,478,000
Retained earnings	2,000,980,000	1,862,059,000
Income Statement
Revenues	4,662,572,000	4,508,400,000	$ 3,683,684,000
Cost of revenues	3,497,465,000	3,371,933,000	2,707,505,000
Gross profit	1,165,107,000	1,136,467,000	976,179,000
Operating expenses:
Research and development, net	359,745,000	331,757,000	287,352,000
Marketing and selling, net	290,703,000	301,400,000	281,014,000
General and administrative, net	223,935,000	214,749,000	160,348,000
Other operating income, net	(34,963,000)	(33,049,000)	(45,367,000)
Operating income	325,687,000	321,610,000	292,832,000
Financial expenses, net	(71,270,000)	(69,072,000)	(44,061,000)
Other income (expenses), net	7,408,000	(6,243,000)	(11,449,000)
Income before income taxes	261,825,000	246,295,000	237,322,000
Income taxes	(36,443,000)	(19,414,000)	(26,445,000)
Net income after taxes	225,382,000	226,881,000	210,877,000
Equity in net earnings (losses) of affiliated companies and partnerships	12,604,000	1,774,000	(2,222,000)
Less: net income attributable to non-controlling interests	(328,000)	(798,000)	(1,917,000)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 237,658,000	$ 227,857,000	$ 206,738,000